Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Apr. 27, 2012	Jun. 30, 2011
Entity Registrant Name	ROWAN COMPANIES PLC
Entity Central Index Key	0000085408
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,903
Entity Common Stock, Shares Outstanding		124,179,965
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 342,514	$ 438,853
Restricted cash	10,621	0
Receivables - trade and other	331,316	283,592
Prepaid expenses and other current assets	38,497	44,586
Deferred tax assets - net	28,416	27,023
Assets of discontinued operations	25,339	27,661
Total current assets	776,703	821,715
PROPERTY, PLANT AND EQUIPMENT - at cost:
Drilling equipment	6,521,834	6,179,587
Construction in progress	480,062	711,558
Other property and equipment	133,959	138,177
Property, plant and equipment - gross	7,135,855	7,029,322
Less accumulated depreciation and amortization	1,409,070	1,350,609
Property, plant and equipment - net	5,726,785	5,678,713
Other assets	97,798	97,417
TOTAL ASSETS	6,601,286	6,597,845
CURRENT LIABILITIES:
Current maturities of long-term debt	226,141	45,023
Accounts payable - trade	87,875	111,082
Deferred revenues	36,370	36,220
Accrued pension and other postretirement benefits	33,180	55,244
Accrued compensation and related employee costs	30,231	31,205
Accrued income taxes	12,926	9,878
Accrued interest	10,968	25,477
Other current liabilities	13,077	9,237
Liabilities of discontinued operations	21,254	25,005
Total current liabilities	472,022	348,371
Long-term debt - less current maturities	896,057	1,089,335
Other liabilities	373,981	357,709
Deferred income taxes - net	477,699	476,443
Commitments and contingent liabilities (Note 6)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $1.00 par value, 5,000,000 shares authorized, issuable in series: Series A Junior Preferred Stock, 1,500,000 shares authorized, none issued	0	0
Common stock, $0.125 par value, 150,000,000 shares authorized; 127,583,625 shares and 127,577,530 shares issued at March 31, 2012 and December 31, 2011, respectively	15,948	15,947
Additional paid-in capital	1,463,572	1,478,233
Retained earnings	3,235,879	3,186,362
Cost of 3,441,571 and 3,996,465 treasury shares, respectively	(111,590)	(128,884)
Accumulated other comprehensive loss	(222,282)	(225,671)
Total stockholders' equity	4,381,527	4,325,987
TOTAL LIABILITIES AND EQUITY	$ 6,601,286	$ 6,597,845

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheets [Abstract]
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Statement [Line Items]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.125	$ 0.125
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	127,583,625	127,577,530
Treasury shares (in shares)	3,441,571	3,996,465
Series A Junior Preferred Stock [Member]
Statement [Line Items]
Preferred stock, shares authorized (in shares)	1,500,000	1,500,000

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Condensed Consolidating Income Statements [Abstract]
REVENUES	$ 333,477	$ 205,966
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	182,139	111,274
Depreciation and amortization	58,966	38,154
Selling, general and administrative	23,056	20,814
Gain on disposals of property and equipment	(56)	(31)
Material charges and other operating expenses	4,571	0
Total costs and expenses	268,676	170,211
INCOME FROM OPERATIONS	64,801	35,755
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(11,257)	(5,319)
Interest income	114	29
Other - net	1,337	(1,084)
Total other income (expense) - net	(9,806)	(6,374)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	54,995	29,381
Provision (benefit) for income taxes	(504)	2,586
NET INCOME FROM CONTINUING OPERATIONS	55,499	26,795
DISCONTINUED OPERATIONS
Income (loss) from discontinued operations, net of tax	(5,982)	5,277
NET INCOME	$ 49,517	$ 32,072
INCOME (LOSS) PER SHARE - BASIC:
Income from continuing operations (in dollars per share)	$ 0.45	$ 0.21
Discontinued operations (in dollars per share)	$ (0.05)	$ 0.04
Net income (in dollars per share)	$ 0.4	$ 0.26
INCOME (LOSS) PER SHARE - DILUTED:
Income from continuing operations (in dollars per share)	$ 0.45	$ 0.21
Discontinued operations (in dollars per share)	$ (0.05)	$ 0.04
Net income (in dollars per share)	$ 0.4	$ 0.25

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 49,517	$ 32,072
Pension and other postretirement benefit adjustments, net of income taxes of $1,825:
Amortization of net loss	4,087	0
Amortization of transition obligation	77	0
Amortization of prior service cost	(775)	0
OTHER COMPREHENSIVE INCOME	3,389	0
COMPREHENSIVE INCOME	$ 52,906	$ 32,072

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, income tax expense (benefit)	$ 1,825	$ 0

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statement of Cash Flows [Abstract]
Net income	$ 49,517	$ 32,072
Depreciation and amortization	58,966	49,366
Deferred income taxes	(137)	863
Provision for pension and postretirement benefits	7,571	8,301
Stock-based compensation expense	5,165	4,910
Gain on disposals of property, plant and equipment	(56)	(2,014)
Postretirement benefit claims paid	(738)	(679)
Contributions to pension plans	(22,542)	(27,369)
Asset impairment charges	2,896	0
Receivables - trade and other	(43,448)	36,044
Inventories	0	(48,111)
Prepaid expenses and other current assets	9,231	22,358
Accounts payable	(4,864)	42,210
Accrued income taxes	2,772	561
Deferred revenues	150	16,306
Billings in excess of costs and estimated profits on uncompleted contracts	0	11,489
Other current liabilities	(14,279)	(38,042)
Net changes in other noncurrent assets and liabilities	13,077	5,605
Net cash provided by operations	63,281	113,870
Capital expenditures	(138,105)	(361,140)
(Increase) decrease in restricted cash	(10,621)	425
Proceeds from disposals of property, plant and equipment	928	2,704
Net cash used in investing activities	(147,798)	(358,011)
Repayments of borrowings	(12,312)	(12,329)
Excess tax benefits from stock-based compensation	276	864
Proceeds from stock options and other	214	7,781
Net cash used in financing activities	(11,822)	(3,684)
DECREASE IN CASH AND CASH EQUIVALENTS	(96,339)	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	438,853	437,479
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 342,514	$ 189,654

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 3,752,310	$ 15,794	$ 1,433,999	$ 2,449,521	$ (1,509)	$ (145,495)
Balance (in shares) at Dec. 31, 2010		126,294
Stock issued under share-based compensation plans (in shares)		728
Stock issued under share-based compensation plans	7,479	91	7,690	0	(302)	0
Stock-based compensation	4,465	0	4,465	0	0	0
Excess tax benefit from stock-based compensation plans	864	0	864	0	0	0
Net income	32,072	0	0	32,072	0	0
Balance at Mar. 31, 2011	3,797,190	15,885	1,447,018	2,481,593	(1,811)	(145,495)
Balance (in shares) at Mar. 31, 2011		127,022
Balance at Dec. 31, 2011	4,325,987	15,947	1,478,233	3,186,362	(128,884)	(225,671)
Balance (in shares) at Dec. 31, 2011		123,581
Stock issued under share-based compensation plans (in shares)		561
Stock issued under share-based compensation plans	(2,314)	1	(19,609)	0	17,294	0
Stock-based compensation	4,672	0	4,672	0	0	0
Excess tax benefit from stock-based compensation plans	276	0	276	0	0	0
Retirement benefit adjustments, net of income taxes of $1,825	3,389	0	0	0	0	3,389
Net income	49,517	0	0	49,517	0	0
Balance at Mar. 31, 2012	$ 4,381,527	$ 15,948	$ 1,463,572	$ 3,235,879	$ (111,590)	$ (222,282)
Balance (in shares) at Mar. 31, 2012		124,142

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) [Abstract]
Retirement benefit adjustments, taxes	$ 1,825	$ 0

Nature of Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation
Note 1 – Nature of Operations and Basis of Presentation

Rowan Companies, Inc., together with its subsidiaries (hereafter referred to as “Rowan” or the “Company”) is a major provider of international and domestic offshore oil and gas contract drilling services and provides its services utilizing a fleet of 31 self-elevating mobile offshore “jack-up” drilling units.  The Company's primary focus is on high-specification and premium jack-up rigs, which its customers use for exploratory and development drilling and, in certain areas, well workover operations.  Additionally, the Company has three ultra-deepwater drillships under construction, the first of which is scheduled for delivery in late 2013.

Rowan conducts offshore drilling operations in various markets throughout the world including the North Sea, Middle East, Southeast Asia and U.S. Gulf of Mexico, among others.

The financial statements included in this Form 10-Q are presented in U.S. dollars and include the accounts of Rowan Companies, Inc. and its subsidiaries, all of which are wholly owned.  Intercompany balances and transactions are eliminated in consolidation.

The financial statements included in this Form 10-Q have been prepared without audit in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the Securities and Exchange Commission.  Certain information and notes have been condensed or omitted as permitted by those rules and regulations.  Rowan believes the accompanying financial statements contain all adjustments, which are of a normal recurring nature unless otherwise noted, necessary for a fair statement of the results for the interim periods presented.  Rowan's results of operations and cash flows for the interim periods are not necessarily indicative of results to be expected for the full year.  The accompanying condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

In June and September 2011, the Company completed the sales of its manufacturing subsidiary, LeTourneau Technologies, Inc (“LeTourneau”) and its land drilling operations, respectively.  Manufacturing operations were previously reported as the “Drilling Products and Systems” and the “Mining, Forestry and Steel Products” segments, and land drilling operations were previously reported as a component of the “Drilling Services” segment.  The Company does not currently segment its continuing offshore drilling business for reporting purposes.  Results of manufacturing and land drilling operations have been reclassified to discontinued operations for all periods presented (see Note 2, “Discontinued Operations”).  As permitted under GAAP, the Company has chosen not to separately disclose cash flows pertaining to discontinued operations in the statement of cash flows.

On April 16, 2012, the Company's stockholders approved a merger agreement and other proposals related to a plan to reorganize the corporate structure of the Company (see Note 9, “Subsequent Event”).

Discontinued Operations	3 Months Ended
Mar. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations
Note 2 – Discontinued Operations

The following table sets forth the components of “Discontinued operations, net of tax” (in thousands):

	2012			2011
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total
Three months ended March 31:
Revenues	$-	$-	$-	$114,246	$44,069	$158,315

Pretax income (loss)	$(2,610)	$(2,636)	$(5,246)	$2,163	$5,884	$8,047
Provision (benefit) for
taxes on income	1,659	(923)	736	711	2,059	2,770

Discontinued operations, net of tax	$(4,269)	$(1,713)	$(5,982)	$1,452	$3,825	$5,277

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale.  The asset and related deposit are classified as other assets and deferred revenues, respectively, in the table of assets and liabilities of discontinued operations, which follows (in thousands):

	March 31, 2012			December 31, 2011
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Receivables - trade and other	$-	$-	$-	$-	$4,000	$4,000
Other assets	25,339	-	25,339	23,661	-	23,661
Assets of discontinued operations	$25,339	$-	$25,339	$23,661	$4,000	$27,661

Accounts payable - trade	$-	$-	$-	$-	$-	$-
Deferred revenues	20,122	-	20,122	20,122	-	20,122
Other current liabilities	1,132	-	1,132	1,183	3,700	4,883
Liabilities of discontinued operations	$21,254	$-	$21,254	$21,305	$3,700	$25,005

Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Note 3 – Earnings Per Share

A reconciliation of basic and diluted shares follows (in thousands):

	Three months ended March 31,
	2012	2011

Average common shares outstanding - basic	122,725	125,431
Effect of dilutive securities - stock-based compensation	1,071	1,757
Average common shares - diluted	123,796	127,188

There were no adjustments to net income required for purposes of computing diluted earnings per share.

Stock options and appreciation rights granted under share-based compensation plans are antidilutive and excluded from the diluted earnings per share when their exercise or strike price exceeds the average stock market price during the period.  The following table sets forth antidilutive shares excluded from diluted earnings per share.  Such securities could potentially dilute earnings per share in the future (in thousands):

	Three months ended March 31,
	2012	2011

Employee and director stock options	42	42
Stock appreciation rights	590	0
Total potentially dilutive shares	632	42

Pension and Other Postretirement Benefits	3 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Note 4 – Pension and Other Postretirement Benefits

Rowan sponsors defined benefit pension plans covering substantially all of its employees, and provides health care and life insurance benefits upon retirement for certain employees.

Net periodic pension cost recognized included the following components (in thousands):

	Three months ended March 31,
	2012	2011

Service cost	$2,721	$3,074
Interest cost	7,569	7,632
Expected return on plan assets	(9,367)	(8,261)
Recognized actuarial loss	6,245	5,741
Amortization of prior service cost	(1,159)	(1,647)
Total net pension cost	$6,009	$6,539
Less: Discontinued operations	-	2,348
Continuing operations	$6,009	$4,191

Other postretirement benefit cost recognized included the following components (in thousands):

	Three months ended March 31,
	2012	2011

Service cost	$458	$535
Interest cost	942	1,041
Recognized actuarial loss	81	73
Amortization of transition obligation	118	163
Amortization of prior service cost	(37)	(50)
Total other postretirement benefit cost	$1,562	$1,762
Less: Discontinued operations	-	621
Continuing operations	$1,562	$1,141

During the three months ended March 31, 2012, Rowan contributed $23.3 million to its pension and other postretirement benefit plans and expects to make additional contributions to such plans totaling approximately $30.9 million during the remainder of 2012.

Under the terms of the sales of the Company's manufacturing and land drilling operations, the Company retained pension assets and liabilities related to employees of the former operations.  As a result, the Company may be required to make additional contributions to the plan in excess of currently estimated amounts.  Management does not believe that any such additional contributions will have a material effect on the Company's financial position, results of operations or cash flows.

Long-term Debt	3 Months Ended
Mar. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
Note 5 – Long-term Debt

In February 2012, the Company requested the consent of the U.S. Department of Transportation Maritime Administration (“MarAd”) with respect to the Company's planned redomestication (See Note 9).  MarAd had previously guaranteed certain of the Company's debt securities under the Title XI Federal Ship Financing Program, of which the principal amount outstanding was $226.1 million at March 31, 2012.  In April 2012, MarAd denied the Company's request for the continuation of the Government's loan guarantees after closing of the redomestication.  As a result, the Company has reclassified all principal amounts due under the notes to current as of March 31, 2012.  As required under the make-whole provisions of the indenture, the Company deposited with the bond trustee $10.6 million in cash, which was classified as restricted cash at March 31, 2012.  Total cash outlay for the retirement of the notes, which is expected to occur in the second and third quarters of 2012, is estimated to be $250.5 million, including principal, make-whole premiums and accrued interest.

Commitments and Contingent Liabilities	3 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
Note 6 – Commitments and Contingent Liabilities

The following table presents the status of the Company's rig construction program as of March 31, 2012.  Amounts include capitalized interest and an estimate for project contingencies (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through March 31, 2012	Projected costs for the remainder of 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$748	$182	$53	$497	$16	$566
Rowan Resolute	Jun-14	742	178	21	146	398	564
Rowan Reliance	Dec-14	728	119	67	50	492	609
		$2,218	$479	$141	$693	$906	$1,739

Rowan periodically employs letters of credit or other bank-issued guarantees in the normal course of its businesses, and had outstanding letters of credit of approximately $31.2 million at March 31, 2012.

On March 25, 2012, a gas leak occurred on a platform operated by Total E&P UK Limited (“Total”), where the Rowan Viking was working.  The platform is in the Elgin Field located off the coast of Aberdeen, Scotland.  All Company, Total and third-party personnel were safely evacuated from the platform and rig without incident. The Company is working to support Total in its efforts to bring the leak under control including potentially repositioning the Rowan Gorilla V to drill the second of two relief wells.  The Company does not believe the incident or its resolution will materially impact the Company's financial position, results of operations or cash flows.

In 2009, the Company recognized a $25.4 million tax benefit as a result of applying the facts of a third-party tax case to the Company's situation.  That case provided a more favorable tax treatment for certain foreign contracts entered into in prior years.  In 2011, the IRS issued an assessment contesting our claim.  The Company plans to vigorously defend its position and continues to believe it is more likely than not that the Company will prevail.

Rowan is involved in various legal proceedings incidental to its businesses and is vigorously defending its position in all such matters. The Company believes that there are no known contingencies, claims or lawsuits that could have a material effect on its financial position, results of operations or cash flows.

StockBased Compensation	3 Months Ended
Mar. 31, 2012
StockBased Compensation [Abstract]
StockBased Compensation
Note 7 – Stock-Based Compensation

On March 7, 2012, the Company granted restricted stock and stock appreciation rights with a fair value aggregating $26.4 million.  The awards vest in one-third annual increments over a three-year service period.  The aggregate grant date fair value, net of estimated forfeitures, was $24.9 million, which will be amortized on a straight-line basis over three years from the grant date.

Additionally, on March 7, 2012, the Company granted performance units (“PUs”) with a grant-date fair value of $3.2 million.  The amount ultimately payable will depend on the Company's total shareholder return (“TSR”) ranking compared to a group of peer companies over a maximum three-year performance period and could range from zero to $7.7 million.  The awards cliff vest at the end of three years and may be settled in cash or shares of Rowan stock.  The Company has accounted for the award as a liability. Compensation will be recognized on a straight-line basis over three years from the grant date and will be remeasured to fair value at each report date.

At March 31, 2012, the Company had approximately $44.8 million of estimated unrecognized future stock-based compensation, which is expected to be recognized as compensation expense over a remaining weighted-average period of 2.4 years.

Other Financial Statement Disclosures	3 Months Ended
Mar. 31, 2012
Other Financial Statement Disclosures [Abstract]
Other Financial Statement Disclosures
Note 8 – Other Financial Statement Disclosures

Fair Values of Financial Instruments – The carrying amounts of the Company's cash and cash equivalents, trade receivables and trade payables approximated their fair values due to their short maturities.  As of March 31, 2012, the fair values of the Company's debt, which had an aggregate carrying value of $1.122 billion, approximated $1.268 billion.  Fair values of the Company's debt were estimated based on quoted market prices for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities (Level 2 inputs in the fair value hierarchy).

Supplemental Cash Flow Information – Accrued capital expenditures, which are excluded from capital expenditures in the Condensed Consolidated Statements of Cash Flows until settlement, totaled $44.3 million and $28.1 million at March 31, 2012 and 2011, respectively.  Interest capitalized in connection with rig construction projects totaled $6.7 million and $13.6 million in the first quarters of 2012 and 2011, respectively.

Income Taxes – Historically, the Company has conducted its foreign operations through its U.S. subsidiaries, which resulted in income tax at or near the U.S. statutory rate of 35%.  In late 2009, the Company began operating many of its foreign-based rigs through its international subsidiaries, and has asserted that such earnings are permanently invested abroad.  The Company does not provide deferred income taxes on undistributed foreign earnings considered to be permanently invested abroad.

In accordance with generally accepted accounting principles for interim reporting, the Company estimates its full-year effective tax rate and applies this rate to its year-to-date pretax income.  In addition, the Company separately calculates the tax impact of unusual items, if any.  For the three months ended March 31, 2012, the Company's consolidated effective tax rates applicable to income from continuing operations was a benefit of less than 1%, as compared to a provision of 8.8% for the first quarter of 2011.  The benefit in 2012 was principally the result of the current period amortization of tax benefit related to outbounding certain rigs into offshore subsidiaries in prior years, the 2011 sales of the Company's manufacturing and land drilling operations, whose earnings were subject to a 35% U.S. statutory rate, and a greater proportion of income expected to be earned in lower-tax foreign jurisdictions in 2012 as compared to 2011.

Material Charges and Other Operating Expenses – Material charges for the first quarter of 2012 included a $2.9 million impairment charge for the carrying value of steel, which was held for sale and classified in prepaid expenses and other current assets at March 31, 2012, to reflect the price to be received by the Company under a sale contract and $1.7 million of legal and consulting fees incurred in connection with the Company's redomestication (see Note 9).

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 9 – Subsequent Events

On April 16, 2012, the Company's stockholders approved an agreement and plan of merger and reorganization (the “redomestication”) pursuant to which the Company would become a wholly owned subsidiary of a newly formed parent holding company to be named Rowan Companies plc, a public limited company incorporated under the laws of England and Wales.  In connection with the redomestication, each issued and outstanding share of common stock of Rowan Companies, Inc. would be converted into the right to receive one Class A ordinary share, par value U.S. $0.125 per share, of Rowan Companies plc.  The redomestication is expected to become effective in May 2012, and will be accounted for as an internal reorganization of entities under common control; therefore, the carrying values of assets and liabilities of the merged entities will be carried forward without adjustment.

Upon completion of the redomestication, the Company will remain subject to the U.S. Securities and Exchange Commission reporting requirements, the mandates of the Sarbanes-Oxley Act and the applicable corporate governance rules of the NYSE.  The Company will continue to report its consolidated financial results in U.S. dollars and in accordance with U.S. generally accepted accounting principles and also must comply with any additional reporting requirements of English law.

On May 2, 2012, as the EXL I was being towed toward a shipyard in south Texas in preparation for its mobilization to Indonesia, a passing ship lost power and collided with the rig.  All personnel aboard the rig were unharmed, but the port side of the rig sustained substantial damage and will require repairs prior to its mobilization to Indonesia.  The Company is assessing the damage and any potential financial impact.

Guarantee of Registered Securities	3 Months Ended
Mar. 31, 2012
Guarantee of Registered Securities [Abstract]
Guarantee of Registered Securities
Note 10 – Guarantee of Registered Securities

As previously reported, on May 4, 2012 (the “Effective Date”), Rowan Companies plc, a public limited company organized under English law ("Rowan UK"), became the successor issuer to Rowan Companies, Inc., a Delaware corporation ("Rowan Delaware"), following the completion of the merger between Rowan Delaware and one of its subsidiaries pursuant to an agreement and plan of merger and reorganization dated February 27, 2012, as amended.  As a result of the merger, Rowan UK became the parent company of the Rowan group of companies and our place of incorporation was effectively changed from Delaware to the United Kingdom.  The transactions effecting these changes are collectively referred to as the "Redomestication."

On the Effective Date, Rowan UK and Rowan Delaware entered into a supplemental indenture to the indenture dated as of July 21, 2009, as amended and supplemented, among Rowan UK, Rowan Delaware and U.S. Bank National Association, as trustee, providing for, among other things, the unconditional and irrevocable guarantee by Rowan UK of the prompt payment, when due, of any amount owed to the holders of Rowan Delaware's 5% Senior Notes due 2017 and 7.875% Senior Notes due 2019.

The following condensed consolidating financial information is being provided in accordance with Rule 3-10 of Regulation S-X in connection with the filing with the Securities and Exchange Commission of a shelf registration statement relating to securities that may be offered from time to time, by Rowan UK or Rowan Delaware.  The debt securities offered by Rowan UK or Rowan Delaware may be fully and unconditionally guaranteed by Rowan UK or certain of its wholly owned subsidiaries, including Rowan Delaware.

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,236	$50,295	$271,983	$-	$342,514
Restricted cash	-	10,038	583	-	10,621
Receivables - trade and other	-	38,437	292,879	-	331,316
Prepaid expenses and other current assets	-	40,409	26,504	-	66,913
Assets of discontinued operations	-	25,339	-	-	25,339
Total current assets	20,236	164,518	591,949	-	776,703

Property, plant and equipment - gross	-	1,314,399	5,821,456	-	7,135,855
Less accumulated depreciation and amortization	-	454,385	954,685	-	1,409,070
Property, plant and equipment - net	-	860,014	4,866,771	-	5,726,785

Investments in subsidiaries	-	1,176,574	-	(1,176,574)	-
Due from affiliates	-	3,787,765	646,151	(4,433,916)	-
Other assets	-	29,530	68,268	-	97,798

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$195,243	$30,898	$-	$226,141
Accounts payable - trade	1,276	27,396	59,203	-	87,875
Deferred revenues	-	-	36,370	-	36,370
Accrued liabilities	-	59,216	41,166	-	100,382
Liabilities of discontinued operations	-	21,254	-	-	21,254
Total current liabilities	1,276	303,109	167,637	-	472,022

Long-term debt - less current maturities	-	896,057	-	-	896,057
Due to affiliates	1,601	-	4,432,315	(4,433,916)	-
Other liabilities	-	307,171	66,810	-	373,981
Deferred income taxes - net	-	130,537	347,162	-	477,699
Shareholders' equity	17,359	4,381,527	1,159,215	(1,176,574)	4,381,527

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$41,888	$326,775	$(35,186)	$333,477

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	6,612	210,713	(35,186)	182,139
Depreciation and amortization	-	12,882	46,084	-	58,966
Selling, general and administrative	641	6,029	16,386	-	23,056
Loss (gain) on disposals of property and equipment	-	167	(223)	-	(56)
Material charges and other operating expenses	1,675	1,363	1,533	-	4,571
Total costs and expenses	2,316	27,053	274,493	(35,186)	268,676

INCOME FROM OPERATIONS	(2,316)	14,835	52,282	-	64,801

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(11,053)	(204)	-	(11,257)
Interest income	5	43	66	-	114
Other - net	-	36	1,301	-	1,337
Total other income (expense) - net	5	(10,974)	1,163	-	(9,806)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,311)	3,861	53,445	-	54,995
(Benefit) provision for income taxes	-	2,128	(2,632)	-	(504)

NET INCOME FROM CONTINUING OPERATIONS	(2,311)	1,733	56,077	-	55,499

DISCONTINUED OPERATIONS, NET OF TAX	-	(5,982)	-	-	(5,982)

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	53,766	-	(53,766)	-

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$32,307	$198,409	$(24,750)	$205,966

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	26,082	109,942	(24,750)	111,274
Depreciation and amortization	-	14,504	23,650	-	38,154
Selling, general and administrative	-	5,548	15,266	-	20,814
Loss (gain) on disposals of property and equipment	-	(28)	(3)	-	(31)
Total costs and expenses	-	46,106	148,855	(24,750)	170,211

INCOME FROM OPERATIONS	-	(13,799)	49,554	-	35,755

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(5,319)	(2,353)	2,353	(5,319)
Interest income	-	2,333	49	(2,353)	29
Other - net	-	(60)	(1,024)	-	(1,084)
Total other income (expense) - net	-	(3,046)	(3,328)	-	(6,374)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(16,845)	46,226	-	29,381
(Benefit) provision for income taxes	-	(1,057)	3,643	-	2,586

NET INCOME FROM CONTINUING OPERATIONS	-	(15,788)	42,583	-	26,795

DISCONTINUED OPERATIONS, NET OF TAX	-	-	5,277	-	5,277

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	47,860	-	(47,860)	-

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Amortization of net loss	-	4,087	-	-	4,087
Amortization of transition obligation	-	77	-	-	77
Amortization of prior service credit	-	(775)	-	-	(775)

OTHER COMPREHENSIVE INCOME	-	3,389	-	-	3,389

COMPREHENSIVE INCOME	$(2,311)	$52,906	$56,077	$(53,766)	$52,906

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	-	-	-	-
Prior service credit arising during the period	-	-	-	-	-
Amortization of net loss	-	-	-	-	-
Amortization of transition obligation	-	-	-	-	-
Amortization of prior service credit	-	-	-	-	-

OTHER COMPREHENSIVE INCOME	-	-	-	-	-

COMPREHENSIVE INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,766)	$(16,647)	$81,694	$-	$63,281

Investing activities:
Property, plant and equipment additions	-	(46,650)	(91,455)	-	(138,105)
Proceeds from disposals of property, plant and equip	-	-	928	-	928
Change in restricted cash balance	-	(10,038)	(583)	-	(10,621)

Net cash used in investing activities	-	(56,688)	(91,110)	-	(147,798)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,109)	-	(12,312)
Advances (to) from affiliates	530	(56,334)	55,804	-	-
Proceeds from stock option and debenture plans	-	214	-	-	214
Excess tax benefits from stock-based compensation	-	276	-	-	276

Net cash provided by (used in) financing activities	530	(61,047)	48,695	-	(11,822)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236)	(134,382)	39,279	-	(96,339)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	184,677	232,704	-	438,853

CASH AND CASH EQUIVALENTS, END OF PERIOD	$20,236	$50,295	$271,983	$-	$342,514

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$17,294	$96,576	$-	$113,870

Investing activities:
Property, plant and equipment additions	-	(27,867)	(333,273)	-	(361,140)
Proceeds from disposals of property, plant and equip	-	-	2,704	-	2,704
Investments in consolidated subsidiaries	-	(140,347)	-	140,347	-
Change in restricted cash balance	-	-	425	-	425

Net cash used in investing activities	-	(168,214)	(330,144)	140,347	(358,011)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,126)	-	(12,329)
Advances (to) from affiliates	-	(36,071)	36,071	-	-
Contribution from parent	-	-	140,347	(140,347)	-
Proceeds from stock option and debenture plans	-	7,781	-	-	7,781
Excess tax benefits from stock-based compensation	-	864	-	-	864

Net cash provided by (used in) financing activities	-	(32,629)	169,292	(140,347)	(3,684)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(183,549)	(64,276)	-	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$71,512	$118,142	$-	$189,654

Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Components of Discontinued operations, net of tax
The following table sets forth the components of “Discontinued operations, net of tax” (in thousands):

	2012			2011
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total
Three months ended March 31:
Revenues	$-	$-	$-	$114,246	$44,069	$158,315

Pretax income (loss)	$(2,610)	$(2,636)	$(5,246)	$2,163	$5,884	$8,047
Provision (benefit) for
taxes on income	1,659	(923)	736	711	2,059	2,770

Discontinued operations, net of tax	$(4,269)	$(1,713)	$(5,982)	$1,452	$3,825	$5,277

Assets of discontinued operations and Liabilities of discontinued operations
The asset and related deposit are classified as other assets and deferred revenues, respectively, in the table of assets and liabilities of discontinued operations, which follows (in thousands):

	March 31, 2012			December 31, 2011
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Receivables - trade and other	$-	$-	$-	$-	$4,000	$4,000
Other assets	25,339	-	25,339	23,661	-	23,661
Assets of discontinued operations	$25,339	$-	$25,339	$23,661	$4,000	$27,661

Accounts payable - trade	$-	$-	$-	$-	$-	$-
Deferred revenues	20,122	-	20,122	20,122	-	20,122
Other current liabilities	1,132	-	1,132	1,183	3,700	4,883
Liabilities of discontinued operations	$21,254	$-	$21,254	$21,305	$3,700	$25,005

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of basic and diluted earnings per share
A reconciliation of basic and diluted shares follows (in thousands):

	Three months ended March 31,
	2012	2011

Average common shares outstanding - basic	122,725	125,431
Effect of dilutive securities - stock-based compensation	1,071	1,757
Average common shares - diluted	123,796	127,188

Antidilutive securities excluded from earnings per share
The following table sets forth antidilutive shares excluded from diluted earnings per share.  Such securities could potentially dilute earnings per share in the future (in thousands):

	Three months ended March 31,
	2012	2011

Employee and director stock options	42	42
Stock appreciation rights	590	0
Total potentially dilutive shares	632	42

Pension and Other Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefits [Abstract]
Summary of net periodic pension and other postretirement benefit costs
Net periodic pension cost recognized included the following components (in thousands):

	Three months ended March 31,
	2012	2011

Service cost	$2,721	$3,074
Interest cost	7,569	7,632
Expected return on plan assets	(9,367)	(8,261)
Recognized actuarial loss	6,245	5,741
Amortization of prior service cost	(1,159)	(1,647)
Total net pension cost	$6,009	$6,539
Less: Discontinued operations	-	2,348
Continuing operations	$6,009	$4,191

Other postretirement benefit cost recognized included the following components (in thousands):

	Three months ended March 31,
	2012	2011

Service cost	$458	$535
Interest cost	942	1,041
Recognized actuarial loss	81	73
Amortization of transition obligation	118	163
Amortization of prior service cost	(37)	(50)
Total other postretirement benefit cost	$1,562	$1,762
Less: Discontinued operations	-	621
Continuing operations	$1,562	$1,141

Commitments and Contingent Liabilities (Tables)	3 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Status of company's rigs under construction
The following table presents the status of the Company's rig construction program as of March 31, 2012.  Amounts include capitalized interest and an estimate for project contingencies (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through March 31, 2012	Projected costs for the remainder of 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$748	$182	$53	$497	$16	$566
Rowan Resolute	Jun-14	742	178	21	146	398	564
Rowan Reliance	Dec-14	728	119	67	50	492	609
		$2,218	$479	$141	$693	$906	$1,739

Guarantee of Registered Securities (Tables)	3 Months Ended
Mar. 31, 2012
Guarantee of Registered Securities [Abstract]
Guarantor Financial Statements

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,236	$50,295	$271,983	$-	$342,514
Restricted cash	-	10,038	583	-	10,621
Receivables - trade and other	-	38,437	292,879	-	331,316
Prepaid expenses and other current assets	-	40,409	26,504	-	66,913
Assets of discontinued operations	-	25,339	-	-	25,339
Total current assets	20,236	164,518	591,949	-	776,703

Property, plant and equipment - gross	-	1,314,399	5,821,456	-	7,135,855
Less accumulated depreciation and amortization	-	454,385	954,685	-	1,409,070
Property, plant and equipment - net	-	860,014	4,866,771	-	5,726,785

Investments in subsidiaries	-	1,176,574	-	(1,176,574)	-
Due from affiliates	-	3,787,765	646,151	(4,433,916)	-
Other assets	-	29,530	68,268	-	97,798

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$195,243	$30,898	$-	$226,141
Accounts payable - trade	1,276	27,396	59,203	-	87,875
Deferred revenues	-	-	36,370	-	36,370
Accrued liabilities	-	59,216	41,166	-	100,382
Liabilities of discontinued operations	-	21,254	-	-	21,254
Total current liabilities	1,276	303,109	167,637	-	472,022

Long-term debt - less current maturities	-	896,057	-	-	896,057
Due to affiliates	1,601	-	4,432,315	(4,433,916)	-
Other liabilities	-	307,171	66,810	-	373,981
Deferred income taxes - net	-	130,537	347,162	-	477,699
Shareholders' equity	17,359	4,381,527	1,159,215	(1,176,574)	4,381,527

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$41,888	$326,775	$(35,186)	$333,477

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	6,612	210,713	(35,186)	182,139
Depreciation and amortization	-	12,882	46,084	-	58,966
Selling, general and administrative	641	6,029	16,386	-	23,056
Loss (gain) on disposals of property and equipment	-	167	(223)	-	(56)
Material charges and other operating expenses	1,675	1,363	1,533	-	4,571
Total costs and expenses	2,316	27,053	274,493	(35,186)	268,676

INCOME FROM OPERATIONS	(2,316)	14,835	52,282	-	64,801

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(11,053)	(204)	-	(11,257)
Interest income	5	43	66	-	114
Other - net	-	36	1,301	-	1,337
Total other income (expense) - net	5	(10,974)	1,163	-	(9,806)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,311)	3,861	53,445	-	54,995
(Benefit) provision for income taxes	-	2,128	(2,632)	-	(504)

NET INCOME FROM CONTINUING OPERATIONS	(2,311)	1,733	56,077	-	55,499

DISCONTINUED OPERATIONS, NET OF TAX	-	(5,982)	-	-	(5,982)

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	53,766	-	(53,766)	-

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$32,307	$198,409	$(24,750)	$205,966

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	26,082	109,942	(24,750)	111,274
Depreciation and amortization	-	14,504	23,650	-	38,154
Selling, general and administrative	-	5,548	15,266	-	20,814
Loss (gain) on disposals of property and equipment	-	(28)	(3)	-	(31)
Total costs and expenses	-	46,106	148,855	(24,750)	170,211

INCOME FROM OPERATIONS	-	(13,799)	49,554	-	35,755

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(5,319)	(2,353)	2,353	(5,319)
Interest income	-	2,333	49	(2,353)	29
Other - net	-	(60)	(1,024)	-	(1,084)
Total other income (expense) - net	-	(3,046)	(3,328)	-	(6,374)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(16,845)	46,226	-	29,381
(Benefit) provision for income taxes	-	(1,057)	3,643	-	2,586

NET INCOME FROM CONTINUING OPERATIONS	-	(15,788)	42,583	-	26,795

DISCONTINUED OPERATIONS, NET OF TAX	-	-	5,277	-	5,277

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	47,860	-	(47,860)	-

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Amortization of net loss	-	4,087	-	-	4,087
Amortization of transition obligation	-	77	-	-	77
Amortization of prior service credit	-	(775)	-	-	(775)

OTHER COMPREHENSIVE INCOME	-	3,389	-	-	3,389

COMPREHENSIVE INCOME	$(2,311)	$52,906	$56,077	$(53,766)	$52,906

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	-	-	-	-
Prior service credit arising during the period	-	-	-	-	-
Amortization of net loss	-	-	-	-	-
Amortization of transition obligation	-	-	-	-	-
Amortization of prior service credit	-	-	-	-	-

OTHER COMPREHENSIVE INCOME	-	-	-	-	-

COMPREHENSIVE INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,766)	$(16,647)	$81,694	$-	$63,281

Investing activities:
Property, plant and equipment additions	-	(46,650)	(91,455)	-	(138,105)
Proceeds from disposals of property, plant and equip	-	-	928	-	928
Change in restricted cash balance	-	(10,038)	(583)	-	(10,621)

Net cash used in investing activities	-	(56,688)	(91,110)	-	(147,798)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,109)	-	(12,312)
Advances (to) from affiliates	530	(56,334)	55,804	-	-
Proceeds from stock option and debenture plans	-	214	-	-	214
Excess tax benefits from stock-based compensation	-	276	-	-	276

Net cash provided by (used in) financing activities	530	(61,047)	48,695	-	(11,822)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236)	(134,382)	39,279	-	(96,339)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	184,677	232,704	-	438,853

CASH AND CASH EQUIVALENTS, END OF PERIOD	$20,236	$50,295	$271,983	$-	$342,514

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$17,294	$96,576	$-	$113,870

Investing activities:
Property, plant and equipment additions	-	(27,867)	(333,273)	-	(361,140)
Proceeds from disposals of property, plant and equip	-	-	2,704	-	2,704
Investments in consolidated subsidiaries	-	(140,347)	-	140,347	-
Change in restricted cash balance	-	-	425	-	425

Net cash used in investing activities	-	(168,214)	(330,144)	140,347	(358,011)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,126)	-	(12,329)
Advances (to) from affiliates	-	(36,071)	36,071	-	-
Contribution from parent	-	-	140,347	(140,347)	-
Proceeds from stock option and debenture plans	-	7,781	-	-	7,781
Excess tax benefits from stock-based compensation	-	864	-	-	864

Net cash provided by (used in) financing activities	-	(32,629)	169,292	(140,347)	(3,684)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(183,549)	(64,276)	-	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$71,512	$118,142	$-	$189,654

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 0	$ 158,315
Pretax income (loss)	(5,246)	8,047
Provision (benefit) for taxes on income	736	2,770
Discontinued operations, net of tax	(5,982)	5,277
Receivables - trade and other	0		4,000
Other assets	25,339		23,661
Assets of discontinued operations	25,339		27,661
Accounts payable - trade	0		0
Deferred revenues	20,122		20,122
Other current liabilities	1,132		4,883
Liabilities of discontinued operations	21,254		25,005
Manufacturing [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	114,246
Pretax income (loss)	(2,610)	2,163
Provision (benefit) for taxes on income	1,659	711
Discontinued operations, net of tax	(4,269)	1,452
Receivables - trade and other	0		0
Other assets	25,339		23,661
Assets of discontinued operations	25,339		23,661
Accounts payable - trade	0		0
Deferred revenues	20,122		20,122
Other current liabilities	1,132		1,183
Liabilities of discontinued operations	21,254		21,305
Drilling [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	44,069
Pretax income (loss)	(2,636)	5,884
Provision (benefit) for taxes on income	(923)	2,059
Discontinued operations, net of tax	(1,713)	3,825
Receivables - trade and other	0		4,000
Other assets	0		0
Assets of discontinued operations	0		4,000
Accounts payable - trade	0		0
Deferred revenues	0		0
Other current liabilities	0		3,700
Liabilities of discontinued operations	$ 0		$ 3,700

Earnings Per Share (Details) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Average common shares outstanding - basic (in shares)	122,725	125,431
Effect of dilutive securities - stock-based compensation (in shares)	1,071	1,757
Average common shares - diluted (in shares)	123,796	127,188
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	632	42
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	42	42
Rowan Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	590	0

Pension and Other Postretirement Benefits (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to pension and other postretirement benefit plans	$ 23,300,000
Future contributions to pension and other postretirement benefit plans	30,900,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2,721,000	3,074,000
Interest cost	7,569,000	7,632,000
Expected return on plan assets	(9,367,000)	(8,261,000)
Recognized actuarial loss	6,245,000	5,741,000
Amortization of prior service cost	(1,159,000)	(1,647,000)
Total net pension cost and postretirement benefit cost	6,009,000	6,539,000
Less: Discontinued operations	0	2,348,000
Total net pension and postretirement costs from Continuing operations	6,009,000	4,191,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	458,000	535,000
Interest cost	942,000	1,041,000
Recognized actuarial loss	81,000	73,000
Amortization of prior service cost	(37,000)	(50,000)
Amortization of transition obligation	118,000	163,000
Total net pension cost and postretirement benefit cost	1,562,000	1,762,000
Less: Discontinued operations	0	621,000
Total net pension and postretirement costs from Continuing operations	$ 1,562,000	$ 1,141,000

Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Current maturities of long-term debt	$ 226,141	$ 45,023
Restricted cash deposited to cover make - whole premiums	10,621	0
Cost to retire notes	$ 250,500

Commitments and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2009
Status of company's rigs under construction [Abstract]
Total estimated project costs	$ 2,218
Total costs incurred through March 31, 2012	479
Projected costs for the remainder of 2012	141
Projected costs in 2013	693
Projected costs in 2014	906
Total future costs	1,739
Outstanding letters of credit	31.2
Tax benefit recognized		25.4
RowanReliance[Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date	Dec-14
Total estimated project costs	728
Total costs incurred through March 31, 2012	119
Projected costs for the remainder of 2012	67
Projected costs in 2013	50
Projected costs in 2014	492
Total future costs	609
RowanRenaissance[Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date	Dec-13
Total estimated project costs	748
Total costs incurred through March 31, 2012	182
Projected costs for the remainder of 2012	53
Projected costs in 2013	497
Projected costs in 2014	16
Total future costs	566
RowanResolute[Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date	Jun-14
Total estimated project costs	742
Total costs incurred through March 31, 2012	178
Projected costs for the remainder of 2012	21
Projected costs in 2013	146
Projected costs in 2014	398
Total future costs	$ 564

StockBased Compensation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended
	Mar. 31, 2012	Mar. 07, 2012 Restricted Stock and Stock Appreciation Rights [Member]	Mar. 07, 2012 Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock and stock appreciation rights granted		$ 26.4
Requisite service period (in years)		3Y
Awards vesting period (in years)		3Y	3Y
Aggregate grant date fair value, net of estimated forfeitures		24.9	3.2
Total shareholder return, Minimum			0
Total shareholder return, Maximum			7.7
Estimated unrecognized future stock-based compensation	$ 44.8
Weighted-average period of recognition (in years)	2.4

Other Financial Statement Disclosures (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Supplemental Cash Flow Information [Abstract]
Accrued capital expenditures	$ 44,300,000	$ 28,100,000
Interest capitalized	6,700,000	13,600,000
Income Taxes [Abstract]
Statutory tax rate (in hundredths)	35.00%
Effective tax rate benefit (in hundredths)	1.00%	8.80%
Asset impairment charges	2,896,000	0
Legal and consulting fees	1,700,000
Carrying Value [Member]
Fair values of Financial Instruments [Abstract]
Debt	1,122,000,000
Fair Value [Member]
Fair values of Financial Instruments [Abstract]
Debt	$ 1,268,000,000

Subsequent Events (Details) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Class A ordinary share, par value (in dollars per share)	$ 0.125	$ 0.125
Corporate Reorganization [Member]
Subsequent Event [Line Items]
Share exchange ratio on re-domestication	In connection with the redomestication, each issued and outstanding share of common stock of Rowan Companies, Inc. would be converted into the right to receive one Class A ordinary share
Class A ordinary share, par value (in dollars per share)	$ 0.125

Guarantee of Registered Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 342,514	$ 189,654
Restricted cash	10,621		0
Receivables - trade and other	331,316		283,592
Prepaid expenses and other current assets	66,913		71,609
Assets of discontinued operations	25,339		27,661
Total current assets	776,703		821,715
Property, plant and equipment - gross	7,135,855		7,029,322
Less accumulated depreciation and amortization	1,409,070		1,350,609
Property, plant and equipment - net	5,726,785		5,678,713
Investments in subsidiaries	0		0
Due from affiliates	0		0
Other assets	97,798		97,417
TOTAL ASSETS	6,601,286		6,597,845
CURRENT LIABILITIES:
Current maturities of long-term debt	226,141		45,023
Accounts payable - trade	87,875		111,082
Deferred revenues	36,370		36,220
Accrued liabilities	100,382		131,041
Liabilities of discontinued operations	21,254		25,005
Total current liabilities	472,022		348,371
Long-term debt - less current maturities	896,057		1,089,335
Due to affiliates	0		0
Other liabilities	373,981		357,709
Deferred income taxes - net	477,699		476,443
Shareholders' equity	4,381,527		4,325,987
TOTAL LIABILITIES AND EQUITY	6,601,286		6,597,845
Condensed Consolidating Income Statements [Abstract]
REVENUES	333,477	205,966
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	182,139	111,274
Depreciation and amortization	58,966	38,154
Selling, general and administrative	23,056	20,814
Gain on disposals of property and equipment	(56)	(31)
Material charges and other operating expenses	4,571
Total costs and expenses	268,676	170,211
INCOME FROM OPERATIONS	64,801	35,755
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(11,257)	(5,319)
Interest income	114	29
Other - net	1,337	(1,084)
Total other income (expense) - net	(9,806)	(6,374)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	54,995	29,381
(Benefit) provision for income taxes	(504)	2,586
NET INCOME FROM CONTINUING OPERATIONS	55,499	26,795
DISCONTINUED OPERATIONS, NET OF TAX	(5,982)	5,277
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0
NET INCOME	49,517	32,072
Statement of Comprehensive Income [Abstract]
NET INCOME	49,517	32,072
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	4,087	0
Amortization of transition obligation	77	0
Amortization of prior service credit	(775)	0
OTHER COMPREHENSIVE INCOME	3,389	0
COMPREHENSIVE INCOME	52,906	32,072
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	63,281	113,870
Investing activities:
Property, plant and equipment additions	(138,105)	(361,140)
Proceeds from disposals of property, plant and equipment	928	2,704
(Increase) decrease in restricted cash	(10,621)	425
Investments in consolidated subsidiaries	0	0
Net cash used in investing activities	(147,798)	(358,011)
Financing activities:
Repayments of borrowings	(12,312)	(12,329)
Advances (to) from affiliates	0	0
Contributions from parent	0	0
Proceeds from stock option and debenture plans	214	7,781
Excess tax benefits from stock-based compensation	276	864
Net cash provided by (used in) financing activities	(11,822)	(3,684)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(96,339)	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	438,853	437,479
CASH AND CASH EQUIVALENTS, END OF PERIOD	342,514	189,654
Rowan UK [Member]
CURRENT ASSETS:
Cash and cash equivalents	20,236	0
Restricted cash	0
Receivables - trade and other	0		0
Prepaid expenses and other current assets	0		0
Assets of discontinued operations	0		0
Total current assets	20,236		21,472
Property, plant and equipment - gross	0		0
Less accumulated depreciation and amortization	0		0
Property, plant and equipment - net	0		0
Investments in subsidiaries	0		0
Due from affiliates	0		0
Other assets	0		0
TOTAL ASSETS	20,236		21,472
CURRENT LIABILITIES:
Current maturities of long-term debt	0		0
Accounts payable - trade	1,276		730
Deferred revenues	0		0
Accrued liabilities	0		0
Liabilities of discontinued operations	0		0
Total current liabilities	1,276		730
Long-term debt - less current maturities	0		0
Due to affiliates	1,601		1,151
Other liabilities	0		0
Deferred income taxes - net	0		0
Shareholders' equity	17,359		19,591
TOTAL LIABILITIES AND EQUITY	20,236		21,472
Condensed Consolidating Income Statements [Abstract]
REVENUES	0	0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0	0
Depreciation and amortization	0	0
Selling, general and administrative	641	0
Gain on disposals of property and equipment	0	0
Material charges and other operating expenses	1,675
Total costs and expenses	2,316	0
INCOME FROM OPERATIONS	(2,316)	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0	0
Interest income	5	0
Other - net	0	0
Total other income (expense) - net	5	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(2,311)	0
(Benefit) provision for income taxes	0	0
NET INCOME FROM CONTINUING OPERATIONS	(2,311)	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0
NET INCOME	(2,311)	0
Statement of Comprehensive Income [Abstract]
NET INCOME	(2,311)	0
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	0	0
Amortization of transition obligation	0	0
Amortization of prior service credit	0	0
OTHER COMPREHENSIVE INCOME	0	0
COMPREHENSIVE INCOME	(2,311)	0
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,766)	0
Investing activities:
Property, plant and equipment additions	0	0
Proceeds from disposals of property, plant and equipment	0	0
(Increase) decrease in restricted cash	0	0
Investments in consolidated subsidiaries	0	0
Net cash used in investing activities	0	0
Financing activities:
Repayments of borrowings	0	0
Advances (to) from affiliates	530	0
Contributions from parent	0	0
Proceeds from stock option and debenture plans	0	0
Excess tax benefits from stock-based compensation	0	0
Net cash provided by (used in) financing activities	530	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236)	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	20,236	0
Rowan Delaware [Member]
CURRENT ASSETS:
Cash and cash equivalents	50,295	71,512
Restricted cash	10,038
Receivables - trade and other	38,437		33,380
Prepaid expenses and other current assets	40,409		46,137
Assets of discontinued operations	25,339		27,661
Total current assets	164,518		291,855
Property, plant and equipment - gross	1,314,399		1,290,526
Less accumulated depreciation and amortization	454,385		441,949
Property, plant and equipment - net	860,014		848,577
Investments in subsidiaries	1,176,574		1,121,573
Due from affiliates	3,787,765		3,732,488
Other assets	29,530		30,581
TOTAL ASSETS	6,018,401		6,025,074
CURRENT LIABILITIES:
Current maturities of long-term debt	195,243		22,464
Accounts payable - trade	27,396		43,091
Deferred revenues	0		0
Accrued liabilities	59,216		102,785
Liabilities of discontinued operations	21,254		25,005
Total current liabilities	303,109		193,345
Long-term debt - less current maturities	896,057		1,073,887
Due to affiliates	0		0
Other liabilities	307,171		303,117
Deferred income taxes - net	130,537		128,738
Shareholders' equity	4,381,527		4,325,987
TOTAL LIABILITIES AND EQUITY	6,018,401		6,025,074
Condensed Consolidating Income Statements [Abstract]
REVENUES	41,888	32,307
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	6,612	26,082
Depreciation and amortization	12,882	14,504
Selling, general and administrative	6,029	5,548
Gain on disposals of property and equipment	167	(28)
Material charges and other operating expenses	1,363
Total costs and expenses	27,053	46,106
INCOME FROM OPERATIONS	14,835	(13,799)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(11,053)	(5,319)
Interest income	43	2,333
Other - net	36	(60)
Total other income (expense) - net	(10,974)	(3,046)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	3,861	(16,845)
(Benefit) provision for income taxes	2,128	(1,057)
NET INCOME FROM CONTINUING OPERATIONS	1,733	(15,788)
DISCONTINUED OPERATIONS, NET OF TAX	(5,982)	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	53,766	47,860
NET INCOME	49,517	32,072
Statement of Comprehensive Income [Abstract]
NET INCOME	49,517	32,072
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	4,087	0
Amortization of transition obligation	77	0
Amortization of prior service credit	(775)	0
OTHER COMPREHENSIVE INCOME	3,389	0
COMPREHENSIVE INCOME	52,906	32,072
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(16,647)	17,294
Investing activities:
Property, plant and equipment additions	(46,650)	(27,867)
Proceeds from disposals of property, plant and equipment	0	0
(Increase) decrease in restricted cash	(10,038)	0
Investments in consolidated subsidiaries	0	(140,347)
Net cash used in investing activities	(56,688)	(168,214)
Financing activities:
Repayments of borrowings	(5,203)	(5,203)
Advances (to) from affiliates	(56,334)	(36,071)
Contributions from parent	0	0
Proceeds from stock option and debenture plans	214	7,781
Excess tax benefits from stock-based compensation	276	864
Net cash provided by (used in) financing activities	(61,047)	(32,629)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(134,382)	(183,549)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	184,677	255,061
CASH AND CASH EQUIVALENTS, END OF PERIOD	50,295	71,512
Other non-guarantor subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	271,983	118,144
Restricted cash	583
Receivables - trade and other	292,879		250,212
Prepaid expenses and other current assets	26,504		25,472
Assets of discontinued operations	0		0
Total current assets	591,949		508,388
Property, plant and equipment - gross	5,821,456		5,738,796
Less accumulated depreciation and amortization	954,685		908,660
Property, plant and equipment - net	4,866,771		4,830,136
Investments in subsidiaries	0		0
Due from affiliates	646,151		333,357
Other assets	68,268		66,836
TOTAL ASSETS	6,173,139		5,738,717
CURRENT LIABILITIES:
Current maturities of long-term debt	30,898		22,559
Accounts payable - trade	59,203		67,261
Deferred revenues	36,370		36,220
Accrued liabilities	41,166		28,256
Liabilities of discontinued operations	0		0
Total current liabilities	167,637		154,296
Long-term debt - less current maturities	0		15,448
Due to affiliates	4,432,315		4,064,694
Other liabilities	66,810		54,592
Deferred income taxes - net	347,162		347,705
Shareholders' equity	1,159,215		1,101,982
TOTAL LIABILITIES AND EQUITY	6,173,139		5,738,717
Condensed Consolidating Income Statements [Abstract]
REVENUES	326,775	198,409
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	210,713	109,942
Depreciation and amortization	46,084	23,650
Selling, general and administrative	16,386	15,266
Gain on disposals of property and equipment	(223)	(3)
Material charges and other operating expenses	1,533
Total costs and expenses	274,493	148,855
INCOME FROM OPERATIONS	52,282	49,554
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(204)	(2,353)
Interest income	66	49
Other - net	1,301	(1,024)
Total other income (expense) - net	1,163	(3,328)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	53,445	46,226
(Benefit) provision for income taxes	(2,632)	3,643
NET INCOME FROM CONTINUING OPERATIONS	56,077	42,583
DISCONTINUED OPERATIONS, NET OF TAX	0	5,277
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0
NET INCOME	56,077	47,860
Statement of Comprehensive Income [Abstract]
NET INCOME	56,077	47,860
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	0	0
Amortization of transition obligation	0	0
Amortization of prior service credit	0	0
OTHER COMPREHENSIVE INCOME	0	0
COMPREHENSIVE INCOME	56,077	47,860
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	81,694	96,576
Investing activities:
Property, plant and equipment additions	(91,455)	(333,273)
Proceeds from disposals of property, plant and equipment	928	2,704
(Increase) decrease in restricted cash	(583)	425
Investments in consolidated subsidiaries	0	0
Net cash used in investing activities	(91,110)	(330,144)
Financing activities:
Repayments of borrowings	(7,109)	(7,126)
Advances (to) from affiliates	55,804	36,071
Contributions from parent	0	140,347
Proceeds from stock option and debenture plans	0	0
Excess tax benefits from stock-based compensation	0	0
Net cash provided by (used in) financing activities	48,695	169,292
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	39,279	(64,276)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	232,704	182,418
CASH AND CASH EQUIVALENTS, END OF PERIOD	271,983	118,144
Consolidating adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents	0	0
Restricted cash	0
Receivables - trade and other	0		0
Prepaid expenses and other current assets	0		0
Assets of discontinued operations	0		0
Total current assets	0		0
Property, plant and equipment - gross	0		0
Less accumulated depreciation and amortization	0		0
Property, plant and equipment - net	0		0
Investments in subsidiaries	(1,176,574)		(1,121,573)
Due from affiliates	(4,433,916)		(4,065,845)
Other assets	0		0
TOTAL ASSETS	(5,610,490)		(5,187,418)
CURRENT LIABILITIES:
Current maturities of long-term debt	0		0
Accounts payable - trade	0		0
Deferred revenues	0		0
Accrued liabilities	0		0
Liabilities of discontinued operations	0		0
Total current liabilities	0		0
Long-term debt - less current maturities	0		0
Due to affiliates	(4,433,916)		(4,065,845)
Other liabilities	0		0
Deferred income taxes - net	0		0
Shareholders' equity	(1,176,574)		(1,121,573)
TOTAL LIABILITIES AND EQUITY	(5,610,490)		(5,187,418)
Condensed Consolidating Income Statements [Abstract]
REVENUES	(35,186)	(24,750)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	(35,186)	(24,750)
Depreciation and amortization	0	0
Selling, general and administrative	0	0
Gain on disposals of property and equipment	0	0
Material charges and other operating expenses	0
Total costs and expenses	(35,186)	(24,750)
INCOME FROM OPERATIONS	0	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0	2,353
Interest income	0	(2,353)
Other - net	0	0
Total other income (expense) - net	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0	0
(Benefit) provision for income taxes	0	0
NET INCOME FROM CONTINUING OPERATIONS	0	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	(53,766)	(47,860)
NET INCOME	(53,766)	(47,860)
Statement of Comprehensive Income [Abstract]
NET INCOME	(53,766)	(47,860)
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	0	0
Amortization of transition obligation	0	0
Amortization of prior service credit	0	0
OTHER COMPREHENSIVE INCOME	0	0
COMPREHENSIVE INCOME	(53,766)	(47,860)
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0
Investing activities:
Property, plant and equipment additions	0	0
Proceeds from disposals of property, plant and equipment	0	0
(Increase) decrease in restricted cash	0	0
Investments in consolidated subsidiaries	0	140,347
Net cash used in investing activities	0	140,347
Financing activities:
Repayments of borrowings	0	0
Advances (to) from affiliates	0	0
Contributions from parent	0	(140,347)
Proceeds from stock option and debenture plans	0	0
Excess tax benefits from stock-based compensation	0	0
Net cash provided by (used in) financing activities	0	(140,347)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 0	$ 0